Offerings - Offering: 1	Feb. 27, 2025 USD ($) shares uSD
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	10,693,871
Proposed Maximum Offering Price per Unit | uSD	1.66
Maximum Aggregate Offering Price	$ 17,751,825.86
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,718
Offering Note
(1) Represents additional shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”) of Nerdy Inc., reserved for future issuance of awards under the Nerdy Inc. 2021 Equity Incentive Plan (the “Equity Incentive Plan”) and First Amendment to the Equity Incentive Plan (the “Equity Incentive Plan Amendment”, together with the “Equity Incentive Plan”, the “Amended Equity Incentive Plan”).

(2) Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee. The maximum price per Security and the maximum aggregate offering price are based on the average of the $1.72 (high) and $1.60 (low) sale price of the Registrant’s Class A Common Stock as reported on the New York Stock Exchange on February 24, 2025, which date is within five business days prior to filing this Registration Statement.

(3) Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover any additional shares of common stock, which become issuable under the Amended Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Company’s outstanding shares of Class A Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the Amended Equity Incentive Plan.